Commitments and Contingencies (Details 1) $ in Millions	Mar. 31, 2015 USD ($)
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments for capital expenditures	$ 31.5